Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jul. 01, 2023
Current assets
Cash	$ 31,177	$ 38,667	$ 44,975
Restricted cash	518	345
Receivables - Joint Ventures	1,274	848
Other current assets	336	1,657	1,842
Current assets	33,305	41,517	46,817
Non-current assets
Reclamation deposit		63	63
Exploration and evaluation assets	26,446	45,970	75,410
Intangible assets	943	985	1,080
Right of use asset	482	712	930
Property, plant and equipment	1,631	1,514	2,087
Investment in Aqualung	2,335	2,500	2,500
Investment in joint ventures	146,158	146,865
Financial asset - FID	48,138	47,086
Advances and deposits	58	79	2,013
Non-current assets	226,191	245,774	84,083
TOTAL ASSETS	259,496	287,291	130,900
Current liabilities
Accounts payable and accrued liabilities	1,104	7,355	8,256
Accounts payable - Joint Ventures	4,397	4,862	1,354
Lease liabilities - short-term	271	381	386
Current liabilities	5,772	12,598	9,996
Non-current liabilities
Lease liabilities - long-term	206	342	558
Deferred income tax liabilities	24,889	25,870
Decommissioning provision	572	100	100
Non-current liabilities	25,667	26,312	658
TOTAL LIABILITIES	31,439	38,910	10,654
SHAREHOLDERS' EQUITY
Share capital	235,782	227,292	211,626
Reserves	36,040	34,781	27,338
Accumulated deficit	(37,849)	(8,338)	(114,139)
Accumulated other comprehensive loss	(5,916)	(5,354)	(4,579)
TOTAL SHAREHOLDERS' EQUITY	228,057	248,381	120,246
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 259,496	$ 287,291	$ 130,900